Financial instruments - valuation - Hierarchy of assets (Details) - Recurring fair value measurement - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of assets
Assets	£ 150,538	£ 165,969
Trading loans
Fair value of assets
Assets	33,652	35,039
Trading securities
Fair value of assets
Assets	12,885	13,878
Interest rate
Fair value of assets
Assets	32,742	37,499
Foreign exchange
Fair value of assets
Assets	27,981	40,797
Other derivatives
Fair value of assets
Assets	66	110
Other loans
Fair value of assets
Assets	568	853
Other securities
Fair value of assets
Assets	42,644	37,793
Level 1
Fair value of assets
Assets	£ 35,114	£ 32,715
As a % of total fair value assets	23.00%	20.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 9,586	£ 8,772
Level 1 | Other securities
Fair value of assets
Assets	25,528	23,943
Level 2
Fair value of assets
Assets	£ 114,171	£ 131,572
As a % of total fair value assets	76.00%	79.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 33,556	£ 34,761
Level 2 | Trading securities
Fair value of assets
Assets	3,299	5,106
Level 2 | Interest rate
Fair value of assets
Assets	32,382	37,026
Level 2 | Foreign exchange
Fair value of assets
Assets	27,878	40,687
Level 2 | Other derivatives
Fair value of assets
Assets	57	63
Level 2 | Other loans
Fair value of assets
Assets	35	288
Level 2 | Other securities
Fair value of assets
Assets	16,964	13,641
Level 3
Fair value of assets
Assets	£ 1,253	£ 1,682	£ 1,961
As a % of total fair value assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 96	£ 278
Level 3 | Interest rate
Fair value of assets
Assets	360	473
Level 3 | Foreign exchange
Fair value of assets
Assets	103	110
Level 3 | Other derivatives
Fair value of assets
Assets	9	47
Level 3 | Other loans
Fair value of assets
Assets	533	565
Level 3 | Other securities
Fair value of assets
Assets	£ 152	£ 209